Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss for the year	$ (68,521)	$ (105,865)	$ (142,869)
Other comprehensive loss, net of tax
Foreign currency translation adjustment	1,973	(5,485)	(13,190)
Comprehensive loss for the year	(66,548)	(111,350)	(156,059)
Net loss attributable to redeemable non-controlling interest	0	(1,237)	(282)
Foreign currency translation adjustment attributable to redeemable non-controlling interest	0	(143)	170
Comprehensive loss attributable to Despegar.com, Corp.	$ (66,548)	$ (109,970)	$ (155,947)